PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	$ 51	$ 66
Expected contribution for next year	56
Projected benefit obligation	2,435	2,704	$ 2,726
Accumulated benefit obligation	2,400	2,600
DuPont plan assets total	2,200
DuPont U.S. Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	$ 92	99
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Employer discretionary contribution, percent	3.00%
Employers discretionary contribution, vesting period	3 years
Matching employer contributions	$ 60	65
Nonmatching employer contributions	32	34
DuPont Other Contribution Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contributions	32	35
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation	$ 27	$ 29
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.67%	3.26%	3.71%